Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company had certain derivative liabilities related to stock purchase warrants that were valued using Level 3 inputs. The change in fair value of the derivative liabilities is classified in other income (expense) in the Company’s statement of operations. The fair value of the Company’s derivative liabilities related to these stock purchase warrants was determined using the Black-Scholes model — a Level 3 input.

The following table sets forth a summary of changes in the fair value of Level 3 liabilities for six months ended June 30, 2011 and 2010:

Description	Balance at beginning of year	Exercise of Outstanding Warrants	Modification of Warrant Agreements	Change in Fair Value	Balance at June 30
Derivative liabilities:
2011	$1,812,447	$—	$(1,434,322)	$(378,125)	$—
2010	$623,853	$(232,564)	$66,991	$421,795	$880,075

The terms of these stock purchase warrants were modified in January 2011, resulting in a reclassification of the fair value of these warrants to Additional Paid-In Capital (“APIC”). In addition, transaction costs of approximately $158,000 were allocated to these stock purchase warrants and recorded as deferred charges at the time of issuance. The deferred charges were being amortized on a straight-line basis over the contractual term of the warrants and recorded in other expense on the statement of operations. Unamortized deferred costs remaining at the time of the aforementioned warrant modification were also reclassed to APIC.

The remaining portion of unamortized deferred costs at June 30, 2011 relates to deferred debt issuance costs associated with the note payable, as discussed in Note 10.

In June 2011, the Company purchased a Certificate of Deposit (“CD”) from its commercial bank in the amount of $53,000. This CD bears interest at an annual rate of 0.50% and matures on February 24, 2012. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes the Letter of Credit described in Commitment and Contingencies (see Note 14).

The Company does not have any non financial assets or liabilities that it measures at fair value.

Note 5 — Fair Value Measurements

The Company has certain derivative liabilities related to stock purchase warrants that are valued using Level 3 inputs. The change in fair value of the derivative liabilities is classified in other income (expense) in the Company’s statement of operations. The fair value of the Company's derivative liabilities related to stock purchase warrants was determined using the Black-Scholes model — a Level 3 input.

The following table sets forth a summary of changes in the fair value of Level 3 liabilities for years ended December 31, 2010 and 2009:

Description	Balance at beginning of year	Exercise of Outstanding Warrants	Cumulative Effect of Adoption of New Accounting Guidance	Additional Issuances and Repricing Due to Anti-Dilution Provisions	Change in Fair Value	Balance at end of year
Derivative liabilities:
2010	$623,853	$(232,564)	$—	$848,845	$572,313	$1,812,447
2009	$—	$—	$128,121	$686,620	$(190,888)	$623,853

Transaction costs of approximately $158,000 allocated to these warrants were recorded as deferred charges at the time of issuance. The deferred charges are amortized on a straight-line basis over the contractual term of the warrants and recorded in other expense on the statement of operations. As of December 31, 2010, the current and non-current balance of the unamortized deferred costs relating to these warrants are approximately $30,000 and $109,000, respectively. The remaining portion of unamortized deferred costs at December 31, 2010 relate to deferred debt issuance costs associated with the note payable, as discussed in Note 14.

In October 2010, the Company purchased a Certificate of Deposit (“CD”) from its commercial bank in the amount of $52,800. This CD bears interest at an annual rate of 0.50% and matures on June 24, 2011. The $52,800 carrying value of the CD approximates its fair value. This CD collateralizes the Letter of Credit described in Commitment and Contingencies (see Note 20).

The Company does not have any non financial assets or liabilities that it measures at fair value.